SCHEDULE OF PROVISIONS (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Opening balance		$ 2,208	$ 2,243
Termination payments		(35)	(113)
Change in estimate		(78)	233
Accretion for the period		145	101
Exchange differences		17	(256)
Closing Balance		2,257	2,208
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Opening balance	[1]	652	617
Termination payments	[1]	(35)	(113)
Change in estimate	[1]		233
Accretion for the period	[1]	109	40
Exchange differences	[1]	6	(125)
Closing Balance	[1]	732	652
Post-employment medical defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Opening balance	[2]	1,556	1,626
Termination payments	[2]
Change in estimate	[2]	(78)
Accretion for the period	[2]	36	61
Exchange differences	[2]	11	(131)
Closing Balance	[2]	$ 1,525	$ 1,556

[1]	Post-retirement benefits: The Company provides post-retirement benefits supplements as well as leaving indemnities to employees at the Mexican operations. Under Mexican labour law, the Company provides statutorily mandated severance benefits to its employees terminated under certain circumstances. Key financial assumptions used in the above estimate include an annual discount rate of 4.86% (December 31, 2020 – 4.86%), annual salary rate increase of 3.75% (December 31, 2020 – 3.75%) and minimum wage increase rate of 5.31% (December 31, 2020 – 5.31%) and the life of mine of approximately four years.
[2]	Rehabilitation provision: Key financial assumptions used in the above estimate include an annual discount rate of 5.94% (December 31, 2020 – 4.73%), Mexican inflation rate and the life of mine of approximately four years. The total undiscounted amount of estimated cash flows required to settle the Company’s obligations is $1,866 of which $889 relates to the Platosa mine and $977 relates to the Miguel Auza processing facility.